Due from settlement of capital provision assets (Tables)	12 Months Ended
Dec. 31, 2023
Due from settlement of capital provision assets.
Schedule of due from settlement of capital provision assets

	Years ended December 31,
($ in thousands)	2023	2022
At beginning of period	116,582	86,311
Transfer of realizations from capital provision assets	708,293	426,734
Interest and other income	-	2,651
Proceeds from capital provision assets	(559,362)	(387,786)
Realized loss	(11,330)	-
Unrealized gain/(loss) on due from settlement of capital provision assets, net of previously recognized unrealized loss transferred to realized loss	11,329	(11,330)
Foreign exchange gains/(losses)	28	2
At end of period	265,540	116,582

Current assets	260,370	112,832
Non-current assets	5,170	3,750
Total due from settlement of capital provision assets	265,540	116,582